Note 11 - Stock Option Plans and Warrants - Black-Scholes Option Pricing Model Assumptions (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Expected volatility	113.00%
Expected life (in years) (Year)	4 years 73 days	4 years 73 days	4 years 73 days	4 years 73 days	4 years 73 days
Expected dividend yield					0.00%	0.00%
Estimated forfeiture rates	20.00%		20.00%
Minimum [Member]
Risk-free interest rate	1.60%	1.10%	1.60%	1.10%	0.90%	1.50%
Expected volatility		80.00%	110.00%	78.00%	78.00%	58.00%
Expected life (in years) (Year)						4 years 36 days
Estimated forfeiture rates		1.00%		1.00%	1.00%	1.00%
Maximum [Member]
Risk-free interest rate	1.70%	1.20%	1.70%	1.40%	1.80%	1.70%
Expected volatility		83.00%	113.00%	83.00%	110.00%	77.00%
Expected life (in years) (Year)						4 years 73 days
Estimated forfeiture rates		7.00%		7.00%	20.00%	10.00%